Summary of Significant Accounting Policies (Details) - Schedule of Noncontrolling Interests	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Ownership Interests [Line Items]
Total noncontrolling interests	¥ 81,512,392	$ 11,280,743	¥ 97,898,474
VIDA [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	(63,919,200)	(8,845,969)	(65,276,176)
Viru [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	4,276,066	591,778	4,293,087
MicroAlgo [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	141,328,054	19,558,811	159,054,091
Noncontrolling interests subscriptions receivable [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	¥ (172,528)	$ (23,877)	¥ (172,528)